February 25, 2020

Securities and Exchange Commission
Filing Desk
100 F Street, N.E.
Washington, D.C. 20549

RE:	M3Sixty Funds Trust (the “Trust”) (File Nos. 333-206491 and 811-23089)

Ladies and Gentlemen:

On behalf of M3Sixty Funds Trust (the “Trust”) and its series, the Cognios Large Cap Value Fund and Cognios Market Neutral Large Cap Fund (each, a “Fund”, and together, the “Funds”), enclosed herewith for filing please find a preliminary proxy statement pursuant to Section 14(a) of the Securities Exchange Act of 1934.

The Trust is filing the preliminary proxy statement to solicit shareholder votes for the approval of a new investment advisory agreement and a new expense limitation agreement for the Funds with a new investment adviser.

If you have any questions concerning the foregoing, please contact the undersigned at (913) 660-0778 or John.Lively@Practus.com.

Very truly yours

/s/ John H. Lively
John H. Lively